FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial Instruments Financial Risks And Capital Risks Management
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

25	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	2023	2022
	USD	USD
Financial assets
At amortized cost	11,891,291	14,238,660

Financial liabilities
At amortized cost	(34,135,421)	(50,877,141)

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Group does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group also transacts business in foreign currencies other than its functional currencies, as further disclosed below, and is therefore exposed to foreign exchange risk.

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currencies are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
	USD	USD	USD	USD
HKD	1,234,627	451,108	6,128,951	20,845,542
EUR	6,606,145	10,387,503	7,777,874	8,119,790
CNY	532,019	169,378	605,746	48,986
PEN	2,806,064	2,205,594	1,475,495	2,347,271
MOP	252	-	15,559	54,697

Foreign currency sensitivity

The following table details the sensitivity to a 5% increase and decrease in the related foreign currencies against the functional currency (“USD”) with all the other variables held constant. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.

	2023	2022	2021
	USD	USD	USD
HKD	(244,716)	(1,019,722)	(1,153,144)
EUR	(48,365)	113,386	(108,570)
CNY	(3,686)	6,020	(213)
PEN	(48,904)	(7,804)	93,749
MOP	(765)	(2,735)	(9,760)

(iii)	Interest rate risk management

The Group is exposed to interest rate risk as the Group has bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in the Note to the consolidated financial statements. The Group currently does not have an interest rate hedging policy.

Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s (loss) profit for the year would decrease/increase by approximately USD21,687 (2022: USD6,382, 2021: USD36,838).

(iv)	Credit risk and impairment assessment

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to trade receivables, other receivables, restricted bank deposits, and cash and bank balances. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

In order to minimize credit risk, the Group has delegated its finance team to develop and maintain the Group’s credit risk grading to categorize exposures according to their degree of risk of default. The finance team uses publicly available financial information and the Group’s own historical repayment records to rate its major customers and debtors. The Group’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties.

Trade receivables

Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed regularly. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. In this regard, the management considers that the Group’s credit risk is significantly reduced.

The Group has concentration of credit risk as 55.2% (2022: 39.5%, 2021: 30.1%) and 89.9% (2022: 85.4%, 2021: 66.0%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

In addition, the Group performs impairment assessment under ECL model on trade receivables individually. Impairment of USD253,459 (2022: USD73,537, 2021: USD156,157) is recognized during the year. Details of the quantitative disclosures are set out below in this note.

Other receivables

For other receivables, the management makes periodic individual assessment on the recoverability of other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The management believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended December 31, 2023 and 2022, the Group assessed the ECL for other receivables and deposits are insignificant and thus no loss allowance is recognized.

Restricted bank deposits/ cash and bank balances

Credit risk on restricted bank deposits/ cash and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for restricted bank deposits/ cash and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on pledged bank deposits/restricted bank deposits/bank balances is considered to be insignificant and therefore no loss allowance was recognized.

The Group’s internal credit risk grading framework comprises the following categories:

Category	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL – not credit- impaired	12-month ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	Lifetime ECL – not credit- impaired	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL – not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit impaired	Lifetime ECL – credit-impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	Amount is written off

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2023		2022
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers		N/A	Low	12-month ECL (Individual assessment)	132,746	-	1,488,567	-
			Watch list	Lifetime ECL (Individual assessment)	4,550,560	(206,152)	4,510,354	(43,645)
			Doubtful	Lifetime ECL (Individual assessment)	280,330	(277,001)	186,049	(186,049)
					4,963,636	(483,153)	6,184,970	(229,694)

Other receivables		N/A	Low	12-month ECL		2,803,236		2,597,456

Restricted bank deposits		AA	N/A	12-month ECL		628,156		603,341

Cash and bank balances		AA+	N/A	12-month ECL		3,979,416		5,082,587

(v)	Liquidity risk management

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds.

In assessing our liquidity, we monitor and analyze our cash on-hand and our operating expenditure commitments. Our liquidity needs are to meet our working capital requirements and operating expenses obligations. To date, we have financed our operations primarily through cash flows from operations, equity financing, and short-term borrowing from banks and third parties.

As of December 31, 2023, our cash and bank balances amounted to approximately USD4.0 million (2022: USD5.1 million), and our current assets were approximately USD29.8 million 2022: USD38.9 million), and our current liabilities were approximately USD23.2 million (2022: USD37.6 million). Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months from the consolidated financial statement filing date. However, there is no assurance that management will be successful in their plans. There are several factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for its services, economic conditions, its operating results not continuing to deteriorate and its bank and shareholders being able to provide continued financial support.

The Group maintains sufficient cash and cash equivalent, and internally generated cash flows to finance their activities.

Liquidity risk analyses

Non-derivative financial liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	On demand
	or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

2023
Trade payables	2,350,888	-	-	2,350,888
Other payables	978,536	-	-	978,536
Bank borrowings	12,285,470	486,964	46,796	12,819,230
Other borrowings	664,479	-	-	664,479
Amounts due to an ultimate beneficial shareholder	5,021,638	-	12,300,650	17,322,288
Total	21,301,011	486,964	12,347,446	34,135,421

2022
Trade payables	1,992,691	-	-	1,992,691
Other payables	2,218,216	-	-	2,218,216
Bank borrowings	12,000,062	572,566	263,966	12,836,594
Amounts due to an ultimate beneficial shareholder	4,531,760	4,787,060	12,300,493	21,619,313
Convertible bonds	12,210,327	-	-	12,210,327
Total	32,953,056	5,359,626	12,564,459	50,877,141

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of Group’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

(d)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and retained earnings as disclosed in the notes to consolidated financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables.

	2023	2022
	USD	USD

Total debts	36,139,200	55,555,011
Total equity	18,181,688	12,491,676

Debt-to-equity %	199	445

The Group is not subject to externally imposed capital requirements for the years ended December 31, 2023 and 2022.

The Group’s overall strategy remains unchanged from prior year.

(e)	Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of their customers, and generally do not require collateral or other security from them. The Group evaluates their collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of their customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2023		2022		2021
	USD	%	USD	%	USD	%

Amount of the Group’s revenue:	25,456,775	100.0	55,339,277	100.0	47,684,127	100.0
Customer A	7,188,782	28.2	10,810,773	19.5	10,754,805	22.6
Customer C	261,155	1.0	5,528,442	10.0	2,702,037	5.7

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2023		2022		2021
	USD	%	USD	%	USD	%

Amount of the Group’s accounts receivable:	4,963,636	100.0	6,184,970	100.0	4,099,989	100.0
Customer A	2,738,407	55.2	-	-	-	-
Customer B	1,105,487	22.3	-	-	-	-
Customer C	-	-	2,440,997	39.5	524,950	12.8
Customer D	-	-	946,070	15.3	200,520	4.9
Customer E	-	-	780,427	12.6	1,232,501	30.1
Customer F	-	-	730,553	11.8	165,711	4.0
Customer G	-	-	110,532	1.8	434,342	10.6